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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

                /s/ Marc Abel   New York, New York   May 7, 2008
                --------------  -------------------  -----------
                 [Signature]      [City, State]        [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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STONEBROOK FUND MANAGEMENT LLC
March 31, 2008
13F

              Form 13F Summary Page

              Report Summary:

              Number of Other Included Managers                0
              Form 13F Information Table Entry Total:         28
              Form 13F Information Table Value Total:    227,919
                                                      (thousands)

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STONEBROOK FUND MANAGEMENT LLC
March 31, 2008
13F

Company                     Title of Class Ticker Stock Cusip       Shares      Long
-------                     -------------- ------ ------------      ------- ------------
Long Investing
Dresser-Rand Group               ADR        DRC   261608103         180,500 $  5,550,375
Tyco Internationl Lts.           COM        TYC   BMG9143X2082 ISIN 124,875 $  5,500,744
Wabco Holdings Inc.              COM        WBC   92927K102         119,631 $  5,457,566
Jones Lang LaSalle               CL A       JLL   48020Q107          67,885 $  5,250,226
CB Richard Ellis Svc             COM        CBG   12497T101         242,100 $  5,239,044
Manpower Inc.                    COM        MAN   56418H100          92,900 $  5,226,554
Starwood Hotels                  COM        HOT   85590A401         100,499 $  5,200,823
Thermo Electron Corp             CL A       TMO   883556102          90,400 $  5,138,336
Siemens AG                       COM         SI   826197501          47,100 $  5,131,074
Marriot Internatioal Inc.        COM        MAR   571903202         149,000 $  5,119,640
Terex                            COM        TEX   880779103          81,525 $  5,095,313
Tyco Electronics                 ADR        TEL   BMG9144P1059 ISIN 140,875 $  4,834,830
Tenaris ADR                      COM         TS   88031M109          94,300 $  4,700,855
Airgas                           COM        ARG   009363102          97,400 $  4,428,778
Omnicom Group                    COM        OMC   681919106          94,700 $  4,183,846
Wesco International Inc.         COM        WCC   95082P105         111,452 $  4,066,883
Cytec Industries                 COM        CYT   232820100          70,610 $  3,802,349
Ball Corp.                       COM        BLL   058498106          82,100 $  3,771,674
Pactiv                           COM        PTV   695257105         134,764 $  3,532,164
CSK Auto                         COM        CAO   125965103         332,568 $  3,096,208
Harsco Corp.                     COM        HSC   415864107          54,290 $  3,006,580
Wellpoint Inc.                   COM        WLP   94973V107          61,010 $  2,692,371
United Healthcare Group          COM        UNH   91324P102          72,700 $  2,497,972
Ameristar Casions                COM        ASCA  03070Q101         130,770 $  2,386,553
H&E Equipment Services Inc.      COM        HEES  404030108         170,981 $  2,149,231
MGM Mirage                       COM        MGM   552953101          35,969 $  2,113,898
Intercontinental ADR             ADR        IHG   45857P301         129,500 $  1,955,450
Altra Holdings Inc.              COM        AIMC  02208R106         128,189 $  1,724,142
                                                  TOTAL VALUE                112,853,479